Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2018
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2018	2017
Fair value at beginning of year	$239,232	$541,216
Increase (decrease) in fair value	12,456	(301,984)
Fair value at balance sheet date	$251,688	$239,232